Loans Receivable and Allowance for Loan Losses (Summary of Allowances on Loans Receivable, by Class) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				$ 25,282				$ 21,620	$ 25,282	$ 21,620	$ 21,618
Provision charged to operating expenses	1,575	1,200	1,800	2,300	2,150	2,500	2,950	2,500	6,875	10,100	20,592
Recoveries of loans previously charged-off									1,701	919	445
Loans charged-off									(10,748)	(7,357)	(21,035)
Allowance for loan losses, ending	23,110				25,282				23,110	25,282	21,620
Commercial and industrial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				9,959				8,400	9,959	8,400	9,679
Provision charged to operating expenses									524	3,634	6,510
Recoveries of loans previously charged-off									1,122	227	156
Loans charged-off									(3,427)	(2,302)	(7,945)
Allowance for loan losses, ending	8,178				9,959				8,178	9,959	8,400
Commercial tax-exempt [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				83				79	83	79	86
Provision charged to operating expenses									(11)	4	(7)
Recoveries of loans previously charged-off									0	0	0
Loans charged-off									0	0	0
Allowance for loan losses, ending	72				83				72	83	79
Owner occupied real estate [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				2,129				729	2,129	729	910
Provision charged to operating expenses									343	2,165	13
Recoveries of loans previously charged-off									3	7	60
Loans charged-off									(295)	(772)	(254)
Allowance for loan losses, ending	2,180				2,129				2,180	2,129	729
Commercial construction and land development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				7,222				7,840	7,222	7,840	5,420
Provision charged to operating expenses									691	243	13,038
Recoveries of loans previously charged-off									490	517	11
Loans charged-off									(2,844)	(1,378)	(10,629)
Allowance for loan losses, ending	5,559				7,222				5,559	7,222	7,840
Commercial real estate [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				3,983				3,241	3,983	3,241	4,002
Provision charged to operating expenses									2,951	2,498	76
Recoveries of loans previously charged-off									0	97	15
Loans charged-off									(2,773)	(1,853)	(852)
Allowance for loan losses, ending	4,161				3,983				4,161	3,983	3,241
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				324				435	324	435	442
Provision charged to operating expenses									958	193	113
Recoveries of loans previously charged-off									10	4	68
Loans charged-off									(332)	(308)	(188)
Allowance for loan losses, ending	960				324				960	324	435
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				793				831	793	831	702
Provision charged to operating expenses									1,511	639	1,161
Recoveries of loans previously charged-off									76	67	135
Loans charged-off									(1,077)	(744)	(1,167)
Allowance for loan losses, ending	1,303				793				1,303	793	831
Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning				789				65	789	65	377
Provision charged to operating expenses									(92)	724	(312)
Recoveries of loans previously charged-off									0	0	0
Loans charged-off									0	0	0
Allowance for loan losses, ending	$ 697				$ 789				$ 697	$ 789	$ 65